Equity (Details)					1 Months Ended	9 Months Ended		12 Months Ended				27 Months Ended
	Oct. 09, 2024 USD ($) $ / shares shares	Oct. 04, 2024 $ / shares	Jul. 22, 2023 USD ($)	Jul. 22, 2023 HKD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Dec. 31, 2024 USD ($) $ / shares shares	Dec. 31, 2024 HKD ($)	Mar. 31, 2024 USD ($) $ / shares shares	Mar. 31, 2024 HKD ($)	Mar. 31, 2023 USD ($) $ / shares shares	Mar. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2024 HKD ($) shares	Oct. 07, 2024 shares	Apr. 05, 2024 shares	Mar. 31, 2024 HKD ($) shares	Mar. 28, 2024 $ / shares shares	Dec. 31, 2023 USD ($)	Dec. 31, 2023 HKD ($)	Oct. 21, 2020 $ / shares
Equity [Line Items]
Common stock, share outstanding					291,559,200	291,563,930		291,563,930		291,559,200				291,563,930			291,563,930
Common stock, shares issued					291,563,930	291,563,930		291,563,930		291,563,930				291,563,930			291,563,930
Amount of paid-up share capital						$ 64,103	$ 500,000	$ 64,103	$ 500,000			$ 12,821	$ 100,000
Net assets																			$ 38,462	$ 300,000
Common stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001
Cmmon stock price (in Dollars per share) | $ / shares					$ 0.081					$ 0.081
Gross proceeds (in Dollars) | $					$ 2,339,937					$ 2,339,937
Offering costs (in Dollars) | $					$ 90,478
Shraes granted					36,000
Share based payment expenses (in Dollars) | $										$ 36,000
Stockholders principal (in Dollars) | $											$ 25,641
Invested additional share capital | $				$ 1,170,000
Preferred stock, shares issued					545,386	6,545,386		545,386		545,386				6,545,386			545,386
Preferred stock, shares outstanding					545,386	6,545,386		545,386		545,386				6,545,386			545,386
Preferred stock, par value (in Dollars per share) | $ / shares					$ 0.0001	$ 0.0001		$ 0.0001		$ 0.0001								$ 0.0001
Preferred stock, shares authorized					30,000,000	30,000,000		30,000,000		30,000,000				30,000,000			30,000,000
Purchase price per share (in Dollars per share) | $ / shares					$ 0.0081					$ 0.0081
Common stock, shares authorized					700,000,000	700,000,000		700,000,000		700,000,000				700,000,000			700,000,000
Huihe Zheng [Member]
Equity [Line Items]
Invested additional share capital | $			$ 150,000
Yeetah [Member]
Equity [Line Items]
Net assets						$ 64,103		$ 64,103						$ 500,000			$ 500,000
Mr. Zheng [Member]
Equity [Line Items]
Purchase price per share (in Dollars per share) | $ / shares	$ 0.1
Outstanding principal amount (in Dollars) | $	$ 600,000
Minimum [Member]
Equity [Line Items]
Common stock, share outstanding						29,156,393								29,156,393		29,156,393
Common stock, shares issued						29,156,393								29,156,393		29,156,393
Preferred stock, shares authorized															2,000,000			5,000,000
Common stock, shares authorized																		200,000,000
Minimum [Member] | Subsequent Event [Member]
Equity [Line Items]
Common stock, share outstanding																29,156,393
Common stock, shares issued																29,156,393
Maximum [Member]
Equity [Line Items]
Common stock, share outstanding						291,563,930								291,563,930		291,563,930
Common stock, shares issued						291,563,930								291,563,930		291,563,930
Preferred stock, shares authorized															10,000,000			30,000,000
Common stock, shares authorized																		700,000,000
Maximum [Member] | Subsequent Event [Member]
Equity [Line Items]
Common stock, share outstanding																291,563,930
Common stock, shares issued																291,563,930
Common Stock [Member]
Equity [Line Items]
Common stock, shares issued					289,104,000	291,563,930				289,104,000				291,563,930
Common stock, par value (in Dollars per share) | $ / shares																		$ 0.0001
Common stock voting rights		100
Series B Preferred Stock [Member]
Equity [Line Items]
Preferred stock, shares issued						6,013,500								6,013,500
Preferred stock, par value (in Dollars per share) | $ / shares		$ 0.0001
Shares issued	6,000,000
Preferred Stock [Member]
Equity [Line Items]
Common stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Preferred stock, par value (in Dollars per share) | $ / shares						$ 0.0001
Preferred stock, shares authorized						30,000,000								30,000,000
Series C Preferred Stock [Member]
Equity [Line Items]
Cmmon stock price (in Dollars per share) | $ / shares																					$ 0.0001
Preferred stock, shares issued						531,886								531,886
Preferred stock, shares outstanding						531,886								531,886
Preferred stock, par value (in Dollars per share) | $ / shares																					$ 0.0001